Note Payable (Details) (USD $)	6 Months Ended		12 Months Ended				6 Months Ended	12 Months Ended		20 Months Ended		6 Months Ended	11 Months Ended	12 Months Ended		0 Months Ended				1 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Common Stock	Jun. 30, 2012 Series C redeemable convertible preferred stock warrants	Dec. 31, 2012 Series C redeemable convertible preferred stock warrants	Dec. 31, 2011 Series C redeemable convertible preferred stock warrants	Oct. 31, 2012 Series C redeemable convertible preferred stock warrants	Mar. 21, 2011 Series C redeemable convertible preferred stock warrants	Jun. 30, 2012 Series D redeemable convertible preferred stock warrants	Oct. 31, 2012 Series D redeemable convertible preferred stock warrants	Dec. 31, 2011 Series D redeemable convertible preferred stock warrants	Jul. 31, 2012 Series D redeemable convertible preferred stock warrants	Feb. 28, 2013 Senior loan financing	Jan. 31, 2013 Senior loan financing	Oct. 02, 2012 Senior loan financing	Jul. 23, 2012 Senior loan financing	Nov. 30, 2012 Senior loan financing	Jun. 30, 2013 Senior loan financing	Aug. 01, 2012 Senior loan financing	Mar. 21, 2011 Senior loan financing
Credit Facility
Maximum borrowing capacity																							$ 15,000,000
Remaining borrowing capacity	0
Drawn down limit to extend drawdown period																						5,000,000
Additional extension to the initial drawdown date (in days)																			60 days
Initial period of interest only payments																					6 months
Fixed rate of interest in initial period (as a percent)																					11.50%
Period of payment of interest and principal following the initial period																					30 months
Fixed rate of interest in period following initial period (as a percent)																					8.50%
Final payment percentage																					6.00%
Amount drawn		0														5,000,000	5,000,000	5,000,000
Amount that the entity can draw, pursuant to the extension obtained																				10,000,000
Exercise price (in dollars per unit)											$ 13.3530				$ 13.9040
Estimated fair value of warrant											345,000				1,074,000
Dividend yield (as a percent)							0.00%		0.00%			0.00%		0.00%
Risk-free interest rate (as a percent)							1.43%		1.75%			1.58%		1.89%
Volatility rate (as a percent)							76.00%		80.00%			77.00%		81.00%
Warrants issued (in shares)											34,000				86,000
Amount drawn under credit facility	15,000,000		5,000,000
Increase (decrease) in fair value										55,000			18,000
Warrant and other interest income (expense), net		(476,000)	(420,000)	(229,000)	570,000		97,000	91,000	36,000			2,000
Stock exercised upon issuance of warrants on cashless basis						49,000
Warrants outstanding (in shares)	0		178
Amortization of debt issuance cost	170,000	104,000	272,000
Interest expense related to the note payable	779,000	0	169,000
Accrued interest expense	120,000		22,000
Future maturities of the Note payable
2013			1,500,000
2014			2,000,000
2015			1,500,000
Total			5,000,000
Unamortized debt issuance cost	(906,000)		(1,076,000)
Note payable excluding unamortized debt issuance cost			3,924,000
Current portion	(4,836,000)		(1,160,000)
Note payable - net of current portion	$ 8,804,000		$ 2,764,000